CONSOLIDATED INCOME STATEMENTS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Non-related party	$ 850,656	$ 782,971	$ 710,181
Related party	59,542	28,677	0
Total revenues	910,198	811,648	710,181
Cost of goods sold (exclusive of depreciation and amortization shown separately below):
Non-related party	291,770	275,701	247,501
Related party	10,934	4,761	0
Total cost of goods sold	302,704	280,462	247,501
Selling, general and administrative expenses
Non-related party	289,674	268,026	241,079
Related party	3,973	3,039	2,169
Total selling, general and administrative expenses	293,647	271,065	243,248
Depreciation and amortization expense	170,285	147,259	130,452
Operating income	143,562	112,862	88,980
Other income (expense):
Interest expense (including amortization of deferred loan fees)	(72,496)	(69,725)	(67,747)
Other	(1,793)	(453)	17
Other expense, net	(74,289)	(70,178)	(67,730)
Income before income tax expense	69,273	42,684	21,250
Income tax expense	(10,029)	(10,957)	(12,088)
Net income	59,244	31,727	9,162
Net income (loss) attributable to non-controlling interests	51,687	22,321	(511)
Net income attributable to GCI, Inc.	$ 7,557	$ 9,406	$ 9,673